Earnings (Loss) Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Basic Earnings (Loss) Per Ordinary Share [Abstract]
Schedule of Basic Earnings (Loss) Per Ordinary Share	As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.
	Six Months Ended June 30,
	2023	2022
SPAC Warrants	17,795,000	17,795,000
August 2020 PIPE Warrants	729,167	729,167
January 2021 Call Options	—	4,000,000
Series A Convertible Preferred Shares	—	2,333,333
February 2021 Warrants	38,800,000	38,800,000
Series B Convertible Preferred Shares	—	4,807,007
December 2021 Warrants	2,285,715	2,285,715
May 2022 Convertible Debenture	2,800,000	2,800,000
August 2022 and December 2022 Convertible Debentures	5,200,000	—